Long-Term Incentive Programs and Management remuneration (Details Textuals) R$ in Thousands		12 Months Ended
	Jul. 22, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) shares
Long-Term Incentive Programs and Management remuneration
Cash-based payments to certain officers and employees	R$ 45,396
Expense related to the cash-based programs for certain officers and employees		R$ 45,618
Restricted share units
Long-Term Incentive Programs and Management remuneration
Number of other equity instruments outstanding in share-based payment arrangement | shares		60,791
Share-based compensation		R$ 1,069
Restricted share units | Class A common shares
Long-Term Incentive Programs and Management remuneration
Vesting period of share-based compensation plan		2 years